Formation transactions and Initial Public Offering (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 12, 2014	Dec. 16, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2014
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners' Capital Account, Units Issued	11,040,000
Exercise Of Option, Additional Common Units		588,389
Net proceeds received			$ 0	$ 0	$ 203,467
Incentive Distribution Right Target Distribution Per Unit			$ 0.3375
Sale of Stock, Price Per Share		$ 17.60
IPO [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners' Capital Account, Units Issued	11,040,000
Exercise Of Option, Additional Common Units	1,440,000
Net proceeds received	$ 203,467
Percentage of Partnership Interest	42.00%
Gross Proceeds From Initial Public offering	$ 220,800
Net Cash Proceeds Retained From Initial Public offering	$ 20,000
Sale of Stock, Price Per Share	$ 20.00
Payments to Fund Long-term Loans to Related Parties	$ 140,000
Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partnership Contribution On Promissory Note Receivables And Accrued Interest	$ 40,000
Limited Partners Capital Account, Units Outstanding	2,116,060
Percentage of incentive distribution rights	100.00%
Limited Partners' Capital Account, Units Issued	2,116,060
Cash Available for Distributions	$ 43,500
Percentage of Partnership Interest	58.00%
Incentive Distribution Right Target Distribution Per Unit	$ 0.388125
Related Party Transaction, Rate	5.88%
Hoegh LNG Holdings Ltd [Member] | Subordinated Unit [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners Capital Account, Units Outstanding	13,156,060
Limited Partners' Capital Account, Units Issued	13,156,060
Hoegh LNG Partners LP [Member] | Partnership Interest [Member]
Formation Transactions and Initial Public Offering [Line Items]
Percentage of Partnership Interest	58.00%
Revolving Credit Facility [Member]
Formation Transactions and Initial Public Offering [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000
Revolving Credit Facility [Member] | Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85,000